Supplement Dated November 17, 2023
To The Prospectus Dated May 1, 2023
JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective October 31, 2023, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/AB Sustainable Global Thematic Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Daniel C. Roarty, CFA	April 2022	Senior Vice President, AB
Benjamin Ruegsegger	October 2023	Senior Vice President, AB

Effective October 31, 2023, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/AB Sustainable Global Thematic Fund, after the third paragraph please add the following:

Benjamin Ruegsegger, is a Senior Vice President of AB and a Portfolio Manager on the Sustainable US Thematic, Sustainable Global Thematic, and Sustainable International Thematic strategies, and a Senior Research Analyst on the Sustainable Thematic Equities Portfolios. He joined the firm in 2001 in an operations role and in 2006 moved to equity research as an analyst covering the financials and consumer-discretionary sectors for the US Mid Cap Growth team. Since 2008, Ruegsegger has supported the Sustainable Thematic Equities Portfolios, covering various sectors in the market, most recently technology. In 2017, he was named Portfolio Manager of the Sustainable US Thematic Strategy. Ruegsegger holds a BA in economics and finance from Eastern University and is a CFA charterholder.

In the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Adviser and Portfolio Management,” for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, and JNL iShares Tactical Growth Fund, please delete the first paragraph in the entirety and replace with the following:

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

In the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Adviser and Portfolio Management,” for the JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund,  JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

In the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/JPMorgan Global Allocation Fund, please delete the seventh paragraph in the entirety and replace with the following:

Jackson National Asset Management, LLC (“JNAM”) manages certain private investments held by the Fund. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

In the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Adviser and Portfolio Management,” for the JNL/PPM America Floating Rate Income Fund, please delete the first paragraph in the entirety and replace with the following:

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

In the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Adviser and Portfolio Management,” for the JNL/PPM America Floating Rate Income Fund, please delete the sixth paragraph in the entirety and replace with the following:

PPM America, Inc. (“PPM”) is located at 225 West Wacker Drive, Chicago, Illinois 60606.  PPM, an affiliate of the investment adviser to the Trust, manages assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

This Supplement is dated November 17, 2023.

Supplement Dated November 17, 2023
To The Statement of Additional Information
Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

On page 145, in the section, “Trustees and Officers of the Trust,” under “Selection of Trustee Nominees,” please delete the fourth paragraph the entirety and replace with the following:

Shareholders should note that a person who owns securities issued by Jackson Financial, Inc. (“Jackson”) would be deemed an “interested person” under the 1940 Act.  In addition, certain other relationships with Jackson or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.” JNAM is an indirect, wholly owned subsidiary of Jackson, a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

On page 175, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Investment Adviser,” please delete the first paragraph in the entirety and replace with the following:

JNAM, 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust.  As investment adviser, JNAM provides the Trust with professional investment supervision and management.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

Effective October 31, 2023, on page 183, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for AllianceBernstein, L.P., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/AB Sustainable Global Thematic Fund in the entirety and replace with the following, which reflects information as of September 30, 2023:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Daniel C. Roarty, CFA	Other Registered Investment Companies	21	$4.9 billion	0	$0
	Other Pooled Vehicles	91	$68.17 billion	0	$0
	Other Accounts	1,073	$19.95 billion	0	$0

Benjamin Ruegsegger	Other Registered Investment Companies	8	$2.92 billion	0	$0
	Other Pooled Vehicles	37	$13.55 billion	0	$0
	Other Accounts	1,055	$3.63 billion	0	$0

Effective October 31, 2023, on page 184, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for AllianceBernstein, L.P, under “Security Ownership of Portfolio Managers for the JNL/AB Sustainable
Global Thematic Fund as of September 30, 2023,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Daniel C. Roarty, CFA	X
Benjamin Ruegsegger	X

On pages 225-226, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for GQG Partners LLC, under “Conflicts of Interest,” please delete the last paragraph in the entirety and replace with the following:

Subject to its duty to seek best execution, GQG often selects broker-dealers that furnish GQG with proprietary and/or third-party research and brokerage services (collectively, “Services”) that provide, in GQG’s view, appropriate assistance in the investment decision-making process.  These Services may be bundled with the trade execution, clearing, or settlement services provided by a particular broker-dealer and/or, subject to applicable law, GQG may pay for such Services with client commissions (or “soft dollars”).  Services received by GQG may include, for example, proprietary and third-party research reports on markets, companies, industries and securities, access to broker-dealer analysts and issuer representatives, and trading software to route orders to market centers.  As a result, the Fund may pay a commission that is higher than the commission another qualified broker-dealer might charge to effect the same transaction. Use of soft dollars may create a conflict of interest in executing trades for client accounts. Services may be used in servicing any or all of GQG’s clients, and may benefit certain accounts more than others. GQG receives such Services in a manner consistent with the “safe harbor” requirements of Section 28(e) of the Securities Exchange Act of 1934 and has adopted policies and procedures to mitigate conflicts.

On page 237, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Jackson National Asset Management, LLC, please delete the first paragraph in the entirety and replace with the following:

Jackson National Asset Management, LLC (“JNAM”), located at 225 West Wacker Drive, Chicago, Illinois 60606, makes the allocations to JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/PPM America Floating Rate Income Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

On page 273, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for PPM America, Inc., please delete the first paragraph in the entirety and replace with the following:

PPM America, Inc. (“PPM”), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as Sub-Adviser to the JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, and JNL/PPM America Total Return Fund. PPM, an affiliate of the Adviser, is an indirect wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

On page 335, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under, “The Distributor,” please delete the first paragraph in the entirety and replace with the following:

The Distributor.  Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), 300 Innovation Drive, Franklin, Tennessee 37067, is the statutory underwriter and facilitates the registration and distribution of shares of the Funds on a continuous basis.  The Distributor is not obligated to sell any specific amount of shares.  JNLD is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

This Supplement is dated November 17, 2023.